SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SUMMARY OF TEMPORARY EQUITY

As of June 30, 2023, the Class A ordinary shares, classified as temporary equity in the balance sheet, are reconciled in the following table:

Gross proceeds from initial public offering	$202,000,000
Less:
Proceeds allocated to public warrants	(3,521,870)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(13,079,620)
Fair value allocated to rights	(15,596,420)
Plus:
Proceeds allocated to private warrants	4,211,323
Redemption of Class A ordinary shares	(149,322,133)
Re-measurement of Class A ordinary shares subject to possible redemption	35,507,594
Class A ordinary shares subject to possible redemption, June 30, 2023	$60,198,874

Gross proceeds from initial public offering	$202,000,000
Less:
Proceeds allocated to public warrants	(3,521,870)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(13,079,620)
Fair value allocated to rights	(15,596,420)
Plus:
Proceeds allocated to private warrants	4,211,323
Re-measurement of Class A ordinary shares subject to possible redemption	32,866,490
Class A ordinary shares subject to possible redemption, December 31, 2022	$206,879,903

SUMMARY OF BASIC AND DILUTED NET INCOME PER ORDINARY SHARE

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30,
	2023	2022
Class A ordinary shares subject to possible redemption
Numerator: income attributable to Class A ordinary shares subject to possible redemption
Net income attributable to Class A ordinary shares subject to possible redemption	$77,592	$947,763
Denominator: weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	5,670,123	20,200,000
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	0.01	0.05
Non-redeemable ordinary shares
Numerator: income attributable to non-redeemable Class A and Class B ordinary shares
Net income attributable to non-redeemable Class A and Class B ordinary shares	$73,252	$251,157
Denominator: weighted average non-redeemable Class A and Class B ordinary shares
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B ordinary shares	5,353,000	5,353,000
Basic and diluted net income per share, non-redeemable Class A and Class B ordinary shares	$0.01	$0.05

	Six Months Ended June 30,
	2023	2022
Class A ordinary shares subject to possible redemption
Numerator: income attributable to Class A ordinary shares subject to possible redemption
Net (loss) income attributable to Class A ordinary shares subject to possible redemption	$(130,906)	$3,223,267
Denominator: weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	8,800,870	15,847,514
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	(0.01)	0.20
Non-redeemable ordinary shares
Numerator: income attributable to non-redeemable Class A and Class B ordinary shares
Net (loss) income attributable to non-redeemable Class A and Class B ordinary shares	$(79,621)	$1,073,290
Denominator: weighted average non-redeemable Class A and Class B ordinary shares
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B ordinary shares	5,353,000	5,276,939
Basic and diluted net income per share, non-redeemable Class A and Class B ordinary shares	$(0.01)	$0.20

	Twelve Months Ended December 31,
	2022	2021
Class A ordinary shares subject to possible redemption
Numerator: income attributable to Class A ordinary shares subject to possible redemption
Net income	$5,101,263	$—
Net income attributable to Class A ordinary shares subject to possible redemption	$5,101,263	$—
Denominator: weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	18,041,644	—
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.28	$—
Non-redeemable ordinary shares
Numerator: net income (loss)
Net income (loss)	$1,502,892	$(9,963)
Net income (loss) attributable to non-redeemable Class A and Class B ordinary shares	$1,502,892	$(9,963)
Denominator: weighted average non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares	5,315,282	5,000,000
Basic and diluted net income (loss) per share, non-redeemable ordinary shares	$0.28	$(0.00)

DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT NET

Years
Computer software and hardware	3 years
Machinery and equipment	5-10 years
Vehicles	5 years
Furniture and fixtures	3-5 years
Buildings	30 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life